Contingencies and Commitments (Details) - Schedule of Bank Holds Securities - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Third party operations
Collections	$ 81,175	$ 75,710
Transferred financial assets managed by the Bank	134,794	86,673
Assets from third parties managed by the Bank and its affiliates	2,937,572	1,944,379
Subtotal	3,153,541	2,106,762
Custody of securities
Securities held in custody	15,957,950	11,112,490
Securities held in custody deposited in other entity	1,221,128	849,681
Issued securities held in custody	16,089,475	16,351,884
Subtotal	33,268,553	28,314,055
Total	$ 36,422,094	$ 30,420,817